CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 $ / shares
CONSOLIDATED BALANCE SHEETS
Allowance for credit losses | ¥	¥ 26,798		¥ 21,952
Amounts of the current liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries | ¥	180,621		95,671
Amounts of the non-current liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries | ¥	¥ 112,714		¥ 109,909
Par value per common share (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Common shares, shares authorized | shares	500,000,000		500,000,000
Common shares, shares issued | shares	67,406,657		66,784,688
Common shares, shares outstanding | shares	67,406,657		66,784,688